Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 4,199	$ 3,283
Allowance for doubtful accounts	(67)	(27)
Total Accounts Receivable, net	4,132	3,256
Contracts in transit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,321	2,645
Trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	240	202
Finance commission
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	132	87
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 506	$ 349